UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Latigo Partners, L.P.
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Address:   590 Madison Avenue
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           9th Floor
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           New York, NY 10022
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Form 13F File Number:  028-12846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Malek
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Title:     General Counsel
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Phone:     212-754-1610
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Signature, Place, and Date of Signing:

      /s/ Paul Malek              New York, NY              8/14/08
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:        $86,731
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number                Name

      1                  028-12849                    David H. Ford
      2                  028-12847                    David Sabath


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
                                                      FORM13F INFORMATION TABLE


    COLUMN 1                   COLUMN 2          COLUMN3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
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CADIZ INC                      COM NEW           127537207     3,999    300,000  SH         Defined     1, 2           300,000
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CALPINE CORP                   COM NEW           131347304    11,115    492,688  SH         Defined     1, 2           492,688
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DANA HOLDING CORP              COM               235825205     2,114    395,210  SH         Defined     1, 2           395,210
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ION MEDIA NETWORKS INC         NOTE 11.000% 7/3  46205AAB9     2,450  8,750,000  PRN        Defined     1, 2
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ISHARES TR                     RUSSELL 2000      464287655    48,335    700,000  SH  PUT    Defined     1, 2           700,000
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MEDIACOM COMMUNICATIONS CORP   CL A              58446K105     2,438    456,600  SH         Defined     1, 2           456,600
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R H DONNELLEY CORP             COM NEW           74955W307     3,180  1,060,075  SH         Defined     1, 2         1,060,075
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SAVVIS INC                     NOTE 3.000% 5/1   805423AA8     4,410  6,000,000  PRN        Defined     1, 2
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WACHOVIA CORP NEW              COM               929903102     3,883    250,000  SH  PUT    Defined     1, 2           250,000
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WASHINGTON MUT INC             COM               939322103     4,807    975,000  SH  PUT    Defined     1, 2           975,000
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